Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Variable Separate Account V

and Ameritas Variable Separate Account VA-2

 ("Separate Accounts")

Excel Performance VUL,

Overture Medley® and Medley!

Prospectuses Dated May 1, 2013

Supplement Dated October 4, 2013

(1)           The Calvert Variable Series, Inc. Board of Directors (the "Board") approved, effective as of September 11, 2013, (a) the removal of New Amsterdam Partners LLC ("New Amsterdam") as an investment subadvisor for Calvert VP SRI Balanced Portfolio (the "Portfolio") and (b) the assumption of responsibility by the current investment advisor, Calvert Investment Management, Inc., for the day to day management of the equity assets previously managed by New Amsterdam.

Therefore, in the Separate Account Variable Investment Options section of your prospectus, the reference to New Amsterdam as subadvisor to the Portfolio is removed.

(2)           The Board also has approved reductions to the Portfolio's investment advisory fee schedule.

Accordingly, effective December 1, 2013, in your prospectus, the section of the Portfolio Company Operating Expenses chart relating to this Portfolio is deleted and replaced with the following:

· Subaccount’s underlying Portfolio Name *	Management Fees	12b-1 Fees	Other Fees	Acquired Fund Fees and Expenses	Total Portfolio Fees	Waivers and Reductions (Recoupment)	Total Expenses after Waivers and Reductions, if any
CALVERT VARIABLE SERIES (CVS)
VP SRI Balanced**	0.69%	-	0.20%	-	0.89%	-	0.89%

*	Short cites are used in this list. The INVESTMENT OPTIONS section uses complete portfolio names.
**	Sustainable and Responsible Investment ("SRI")

Please see the Portfolio prospectus, as supplemented, for more information.

All other provisions of your Policy remain as stated in your Policy and prospectus, as previously supplemented.

Please retain this Supplement with the current prospectus for your variable Policy issued by

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 1-800-745-1112.

IN 1756 9-13